Organization and Business Acquisitions (Details Narrative) - Yingxi Industrial Chain Group Co., Ltd [Member]	Dec. 28, 2016 shares
Number of shares acquired	250,000,000
Number of shares issued	500,000,000
Equity investment percentage	100.00%
Beneficially owned percentage	99.00%